Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Line Items]
Goodwill	$ 385,849	$ 387,108	$ 385,629
Stratasys-Objet reporting unit [Member] | Goodwill [Member]
Goodwill [Line Items]
Expected cash flow period	5 years
Growth rate (as a percent)	3.10%
Discount rate (as a percent)	14.00%
Percentage of decrease in terminal year growth rate	1.00%
Percentage of increase in terminal year growth rate	1.00%
Percentage of fair value exceeding carrying value of reporting units	8.00%	7.00%	5.00%
Goodwill	$ 386,000	$ 387,000	$ 386,000
Change in fair value due to 1% decrease in terminal year growth rate	48,000
Change in fair value due to 1% increase in terminal year growth rate	$ 88,000